Long-term Purchase Commitment (Details) - 12 months ended Aug. 31, 2017	USD ($)	CAD
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 1 | $	$ 12,000
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 2		CAD 15,000
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 3		8,000
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 4		4,000
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 5		4,000
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 6		7,500
Commitments, Significant Contracts And Contingencies Long-term Purchase Commitment 7		CAD 3,854